Financial risk - Credit quality of financial assets (Details) - AUD ($) $ in Millions	Sep. 30, 2020	Sep. 30, 2019
Credit risk
Financial risk
Credit quality exposure risk	$ 1,027,396	$ 1,014,350
Credit risk | Strong
Financial risk
Credit quality exposure risk	744,448	716,837
Credit risk | Good/Satisfactory
Financial risk
Credit quality exposure risk	248,490	267,236
Credit risk | Weak
Financial risk
Credit quality exposure risk	34,458	30,277
Credit risk | Loans | Housing
Financial risk
Credit quality exposure risk	492,471	497,542
Credit risk | Loans | Housing | Strong
Financial risk
Credit quality exposure risk	389,521	382,862
Credit risk | Loans | Housing | Good/Satisfactory
Financial risk
Credit quality exposure risk	82,927	95,397
Credit risk | Loans | Housing | Weak
Financial risk
Credit quality exposure risk	20,023	19,283
Credit risk | Loans | Personal
Financial risk
Credit quality exposure risk	18,452	22,973
Credit risk | Loans | Personal | Strong
Financial risk
Credit quality exposure risk	4,914	5,696
Credit risk | Loans | Personal | Good/Satisfactory
Financial risk
Credit quality exposure risk	12,122	15,493
Credit risk | Loans | Personal | Weak
Financial risk
Credit quality exposure risk	1,416	1,784
Credit risk | Loans | Business
Financial risk
Credit quality exposure risk	187,738	197,863
Credit risk | Loans | Business | Strong
Financial risk
Credit quality exposure risk	67,154	75,990
Credit quality exposure covered by highly rated guarantee		131
Credit risk | Loans | Business | Good/Satisfactory
Financial risk
Credit quality exposure risk	110,137	114,122
Credit risk | Loans | Business | Weak
Financial risk
Credit quality exposure risk	10,447	7,751
Credit risk | Debt Securities
Financial risk
Credit quality exposure risk	91,413	73,276
Credit risk | Debt Securities | Strong
Financial risk
Credit quality exposure risk	90,826	72,813
Credit risk | Debt Securities | Good/Satisfactory
Financial risk
Credit quality exposure risk		463
Credit risk | Debt Securities | Weak
Financial risk
Credit quality exposure risk	587
Credit risk | Debt securities measured at amortised cost
Financial risk
Credit quality exposure risk	1,011	829
Credit risk | Debt securities measured at amortised cost | Strong
Financial risk
Credit quality exposure risk	424	366
Credit risk | Other financial assets
Financial risk
Credit quality exposure risk	40,381	31,356
Credit risk | Other financial assets | Strong
Financial risk
Credit quality exposure risk	39,871	30,623
Credit risk | Other financial assets | Good/Satisfactory
Financial risk
Credit quality exposure risk	470	685
Credit risk | Other financial assets | Weak
Financial risk
Credit quality exposure risk	40	48
Credit risk | Undrawn credit commitments
Financial risk
Credit quality exposure risk	196,941	191,340
Credit risk | Undrawn credit commitments | Strong
Financial risk
Credit quality exposure risk	152,162	148,853
Credit risk | Undrawn credit commitments | Good/Satisfactory
Financial risk
Credit quality exposure risk	42,834	41,076
Credit risk | Undrawn credit commitments | Weak
Financial risk
Credit quality exposure risk	1,945	1,411
Credit risk | Performing - Stage 1
Financial risk
Credit quality exposure risk	943,292	970,015
Credit risk | Performing - Stage 1 | Strong
Financial risk
Credit quality exposure risk	732,861	715,532
Credit risk | Performing - Stage 1 | Good/Satisfactory
Financial risk
Credit quality exposure risk	205,568	249,080
Credit risk | Performing - Stage 1 | Weak
Financial risk
Credit quality exposure risk	4,863	5,403
Credit risk | Performing - Stage 1 | Loans | Housing
Financial risk
Credit quality exposure risk	449,338	470,391
Credit risk | Performing - Stage 1 | Loans | Housing | Strong
Financial risk
Credit quality exposure risk	382,892	382,119
Credit risk | Performing - Stage 1 | Loans | Housing | Good/Satisfactory
Financial risk
Credit quality exposure risk	62,324	84,071
Credit risk | Performing - Stage 1 | Loans | Housing | Weak
Financial risk
Credit quality exposure risk	4,122	4,201
Credit risk | Performing - Stage 1 | Loans | Personal
Financial risk
Credit quality exposure risk	15,779	20,805
Credit risk | Performing - Stage 1 | Loans | Personal | Strong
Financial risk
Credit quality exposure risk	4,768	5,694
Credit risk | Performing - Stage 1 | Loans | Personal | Good/Satisfactory
Financial risk
Credit quality exposure risk	10,607	14,538
Credit risk | Performing - Stage 1 | Loans | Personal | Weak
Financial risk
Credit quality exposure risk	404	573
Credit risk | Performing - Stage 1 | Loans | Business
Financial risk
Credit quality exposure risk	159,317	185,738
Credit risk | Performing - Stage 1 | Loans | Business | Strong
Financial risk
Credit quality exposure risk	65,091	75,758
Credit risk | Performing - Stage 1 | Loans | Business | Good/Satisfactory
Financial risk
Credit quality exposure risk	94,046	109,541
Credit risk | Performing - Stage 1 | Loans | Business | Weak
Financial risk
Credit quality exposure risk	180	439
Credit risk | Performing - Stage 1 | Debt Securities
Financial risk
Credit quality exposure risk	90,461	73,276
Credit risk | Performing - Stage 1 | Debt Securities | Strong
Financial risk
Credit quality exposure risk	90,461	72,813
Credit risk | Performing - Stage 1 | Debt Securities | Good/Satisfactory
Financial risk
Credit quality exposure risk		463
Credit risk | Performing - Stage 1 | Other financial assets
Financial risk
Credit quality exposure risk	40,381	31,356
Credit risk | Performing - Stage 1 | Other financial assets | Strong
Financial risk
Credit quality exposure risk	39,871	30,623
Credit risk | Performing - Stage 1 | Other financial assets | Good/Satisfactory
Financial risk
Credit quality exposure risk	470	685
Credit risk | Performing - Stage 1 | Other financial assets | Weak
Financial risk
Credit quality exposure risk	40	48
Credit risk | Performing - Stage 1 | Undrawn credit commitments
Financial risk
Credit quality exposure risk	188,016	188,449
Credit risk | Performing - Stage 1 | Undrawn credit commitments | Strong
Financial risk
Credit quality exposure risk	149,778	148,525
Credit risk | Performing - Stage 1 | Undrawn credit commitments | Good/Satisfactory
Financial risk
Credit quality exposure risk	38,121	39,782
Credit risk | Performing - Stage 1 | Undrawn credit commitments | Weak
Financial risk
Credit quality exposure risk	117	142
Credit risk | Performing - Stage 2
Financial risk
Credit quality exposure risk	72,793	37,484
Credit risk | Performing - Stage 2 | Strong
Financial risk
Credit quality exposure risk	11,587	1,305
Credit risk | Performing - Stage 2 | Good/Satisfactory
Financial risk
Credit quality exposure risk	42,922	18,156
Credit risk | Performing - Stage 2 | Weak
Financial risk
Credit quality exposure risk	18,284	18,023
Credit risk | Performing - Stage 2 | Loans | Housing
Financial risk
Credit quality exposure risk	35,490	22,784
Credit risk | Performing - Stage 2 | Loans | Housing | Strong
Financial risk
Credit quality exposure risk	6,629	743
Credit risk | Performing - Stage 2 | Loans | Housing | Good/Satisfactory
Financial risk
Credit quality exposure risk	20,603	11,326
Credit risk | Performing - Stage 2 | Loans | Housing | Weak
Financial risk
Credit quality exposure risk	8,258	10,715
Credit risk | Performing - Stage 2 | Loans | Personal
Financial risk
Credit quality exposure risk	2,292	1,788
Credit risk | Performing - Stage 2 | Loans | Personal | Strong
Financial risk
Credit quality exposure risk	146	2
Credit risk | Performing - Stage 2 | Loans | Personal | Good/Satisfactory
Financial risk
Credit quality exposure risk	1,515	955
Credit risk | Performing - Stage 2 | Loans | Personal | Weak
Financial risk
Credit quality exposure risk	631	831
Credit risk | Performing - Stage 2 | Loans | Business
Financial risk
Credit quality exposure risk	25,354	10,155
Credit risk | Performing - Stage 2 | Loans | Business | Strong
Financial risk
Credit quality exposure risk	2,063	232
Credit risk | Performing - Stage 2 | Loans | Business | Good/Satisfactory
Financial risk
Credit quality exposure risk	16,091	4,581
Credit risk | Performing - Stage 2 | Loans | Business | Weak
Financial risk
Credit quality exposure risk	7,200	5,342
Credit risk | Performing - Stage 2 | Debt Securities
Financial risk
Credit quality exposure risk	952
Credit risk | Performing - Stage 2 | Debt Securities | Strong
Financial risk
Credit quality exposure risk	365
Credit risk | Performing - Stage 2 | Debt Securities | Weak
Financial risk
Credit quality exposure risk	587
Credit risk | Performing - Stage 2 | Undrawn credit commitments
Financial risk
Credit quality exposure risk	8,705	2,757
Credit risk | Performing - Stage 2 | Undrawn credit commitments | Strong
Financial risk
Credit quality exposure risk	2,384	328
Credit risk | Performing - Stage 2 | Undrawn credit commitments | Good/Satisfactory
Financial risk
Credit quality exposure risk	4,713	1,294
Credit risk | Performing - Stage 2 | Undrawn credit commitments | Weak
Financial risk
Credit quality exposure risk	1,608	1,135
Credit risk | Non-performing - Stage 3
Financial risk
Credit quality exposure risk	11,311	6,851
Credit risk | Non-performing - Stage 3 | Weak
Financial risk
Credit quality exposure risk	11,311	6,851
Credit risk | Non-performing - Stage 3 | Loans | Housing
Financial risk
Credit quality exposure risk	7,643	4,367
Credit risk | Non-performing - Stage 3 | Loans | Housing | Weak
Financial risk
Credit quality exposure risk	7,643	4,367
Credit risk | Non-performing - Stage 3 | Loans | Personal
Financial risk
Credit quality exposure risk	381	380
Credit risk | Non-performing - Stage 3 | Loans | Personal | Weak
Financial risk
Credit quality exposure risk	381	380
Credit risk | Non-performing - Stage 3 | Loans | Business
Financial risk
Credit quality exposure risk	3,067	1,970
Credit risk | Non-performing - Stage 3 | Loans | Business | Weak
Financial risk
Credit quality exposure risk	3,067	1,970
Credit risk | Non-performing - Stage 3 | Undrawn credit commitments
Financial risk
Credit quality exposure risk	220	134
Credit risk | Non-performing - Stage 3 | Undrawn credit commitments | Weak
Financial risk
Credit quality exposure risk	220	134
Parent Entity | Debt securities measured at amortised cost
Financial risk
Credit quality exposure risk	3	27
Parent Entity | Credit risk
Financial risk
Credit quality exposure risk	1,074,878	1,034,734
Parent Entity | Credit risk | Strong
Financial risk
Credit quality exposure risk	833,578	795,275
Parent Entity | Credit risk | Good/Satisfactory
Financial risk
Credit quality exposure risk	213,141	212,664
Parent Entity | Credit risk | Weak
Financial risk
Credit quality exposure risk	28,159	26,795
Parent Entity | Credit risk | Loans | Housing
Financial risk
Credit quality exposure risk	441,261	449,540
Parent Entity | Credit risk | Loans | Housing | Strong
Financial risk
Credit quality exposure risk	351,467	362,263
Parent Entity | Credit risk | Loans | Housing | Good/Satisfactory
Financial risk
Credit quality exposure risk	73,066	69,222
Parent Entity | Credit risk | Loans | Housing | Weak
Financial risk
Credit quality exposure risk	16,728	18,055
Parent Entity | Credit risk | Loans | Personal
Financial risk
Credit quality exposure risk	16,946	20,860
Parent Entity | Credit risk | Loans | Personal | Strong
Financial risk
Credit quality exposure risk	4,427	5,107
Parent Entity | Credit risk | Loans | Personal | Good/Satisfactory
Financial risk
Credit quality exposure risk	11,447	14,312
Parent Entity | Credit risk | Loans | Personal | Weak
Financial risk
Credit quality exposure risk	1,072	1,441
Parent Entity | Credit risk | Loans | Business
Financial risk
Credit quality exposure risk	154,310	164,639
Parent Entity | Credit risk | Loans | Business | Strong
Financial risk
Credit quality exposure risk	55,082	64,164
Credit quality exposure covered by highly rated guarantee		131
Parent Entity | Credit risk | Loans | Business | Good/Satisfactory
Financial risk
Credit quality exposure risk	90,605	94,392
Parent Entity | Credit risk | Loans | Business | Weak
Financial risk
Credit quality exposure risk	8,623	6,083
Parent Entity | Credit risk | Debt Securities
Financial risk
Credit quality exposure risk	85,758	68,332
Parent Entity | Credit risk | Debt Securities | Strong
Financial risk
Credit quality exposure risk	85,758	68,309
Parent Entity | Credit risk | Debt Securities | Good/Satisfactory
Financial risk
Credit quality exposure risk		23
Parent Entity | Credit risk | Other financial assets
Financial risk
Credit quality exposure risk	204,624	162,876
Parent Entity | Credit risk | Other financial assets | Strong
Financial risk
Credit quality exposure risk	204,239	162,339
Parent Entity | Credit risk | Other financial assets | Good/Satisfactory
Financial risk
Credit quality exposure risk	354	496
Parent Entity | Credit risk | Other financial assets | Weak
Financial risk
Credit quality exposure risk	31	41
Parent Entity | Credit risk | Undrawn credit commitments
Financial risk
Credit quality exposure risk	171,979	168,487
Parent Entity | Credit risk | Undrawn credit commitments | Strong
Financial risk
Credit quality exposure risk	132,605	133,093
Parent Entity | Credit risk | Undrawn credit commitments | Good/Satisfactory
Financial risk
Credit quality exposure risk	37,669	34,219
Parent Entity | Credit risk | Undrawn credit commitments | Weak
Financial risk
Credit quality exposure risk	1,705	1,175
Parent Entity | Credit risk | Performing - Stage 1
Financial risk
Credit quality exposure risk	1,002,439	995,519
Parent Entity | Credit risk | Performing - Stage 1 | Strong
Financial risk
Credit quality exposure risk	823,442	794,298
Parent Entity | Credit risk | Performing - Stage 1 | Good/Satisfactory
Financial risk
Credit quality exposure risk	175,372	196,533
Parent Entity | Credit risk | Performing - Stage 1 | Weak
Financial risk
Credit quality exposure risk	3,625	4,688
Parent Entity | Credit risk | Performing - Stage 1 | Loans | Housing
Financial risk
Credit quality exposure risk	402,793	424,061
Parent Entity | Credit risk | Performing - Stage 1 | Loans | Housing | Strong
Financial risk
Credit quality exposure risk	345,662	361,727
Parent Entity | Credit risk | Performing - Stage 1 | Loans | Housing | Good/Satisfactory
Financial risk
Credit quality exposure risk	54,065	58,599
Parent Entity | Credit risk | Performing - Stage 1 | Loans | Housing | Weak
Financial risk
Credit quality exposure risk	3,066	3,735
Parent Entity | Credit risk | Performing - Stage 1 | Loans | Personal
Financial risk
Credit quality exposure risk	14,657	18,914
Parent Entity | Credit risk | Performing - Stage 1 | Loans | Personal | Strong
Financial risk
Credit quality exposure risk	4,292	5,106
Parent Entity | Credit risk | Performing - Stage 1 | Loans | Personal | Good/Satisfactory
Financial risk
Credit quality exposure risk	10,071	13,381
Parent Entity | Credit risk | Performing - Stage 1 | Loans | Personal | Weak
Financial risk
Credit quality exposure risk	294	427
Parent Entity | Credit risk | Performing - Stage 1 | Loans | Business
Financial risk
Credit quality exposure risk	130,786	155,340
Parent Entity | Credit risk | Performing - Stage 1 | Loans | Business | Strong
Financial risk
Credit quality exposure risk	53,321	64,041
Parent Entity | Credit risk | Performing - Stage 1 | Loans | Business | Good/Satisfactory
Financial risk
Credit quality exposure risk	77,330	90,937
Parent Entity | Credit risk | Performing - Stage 1 | Loans | Business | Weak
Financial risk
Credit quality exposure risk	135	362
Parent Entity | Credit risk | Performing - Stage 1 | Debt Securities
Financial risk
Credit quality exposure risk	85,434	68,332
Parent Entity | Credit risk | Performing - Stage 1 | Debt Securities | Strong
Financial risk
Credit quality exposure risk	85,434	68,309
Parent Entity | Credit risk | Performing - Stage 1 | Debt Securities | Good/Satisfactory
Financial risk
Credit quality exposure risk		23
Parent Entity | Credit risk | Performing - Stage 1 | Other financial assets
Financial risk
Credit quality exposure risk	204,624	162,876
Parent Entity | Credit risk | Performing - Stage 1 | Other financial assets | Strong
Financial risk
Credit quality exposure risk	204,239	162,339
Parent Entity | Credit risk | Performing - Stage 1 | Other financial assets | Good/Satisfactory
Financial risk
Credit quality exposure risk	354	496
Parent Entity | Credit risk | Performing - Stage 1 | Other financial assets | Weak
Financial risk
Credit quality exposure risk	31	41
Parent Entity | Credit risk | Performing - Stage 1 | Undrawn credit commitments
Financial risk
Credit quality exposure risk	164,145	165,996
Parent Entity | Credit risk | Performing - Stage 1 | Undrawn credit commitments | Strong
Financial risk
Credit quality exposure risk	130,494	132,776
Parent Entity | Credit risk | Performing - Stage 1 | Undrawn credit commitments | Good/Satisfactory
Financial risk
Credit quality exposure risk	33,552	33,097
Parent Entity | Credit risk | Performing - Stage 1 | Undrawn credit commitments | Weak
Financial risk
Credit quality exposure risk	99	123
Parent Entity | Credit risk | Performing - Stage 2
Financial risk
Credit quality exposure risk	62,146	32,966
Parent Entity | Credit risk | Performing - Stage 2 | Strong
Financial risk
Credit quality exposure risk	10,136	977
Parent Entity | Credit risk | Performing - Stage 2 | Good/Satisfactory
Financial risk
Credit quality exposure risk	37,769	16,131
Parent Entity | Credit risk | Performing - Stage 2 | Weak
Financial risk
Credit quality exposure risk	14,241	15,858
Parent Entity | Credit risk | Performing - Stage 2 | Loans | Housing
Financial risk
Credit quality exposure risk	31,273	21,403
Parent Entity | Credit risk | Performing - Stage 2 | Loans | Housing | Strong
Financial risk
Credit quality exposure risk	5,805	536
Parent Entity | Credit risk | Performing - Stage 2 | Loans | Housing | Good/Satisfactory
Financial risk
Credit quality exposure risk	19,001	10,623
Parent Entity | Credit risk | Performing - Stage 2 | Loans | Housing | Weak
Financial risk
Credit quality exposure risk	6,467	10,244
Parent Entity | Credit risk | Performing - Stage 2 | Loans | Personal
Financial risk
Credit quality exposure risk	1,960	1,612
Parent Entity | Credit risk | Performing - Stage 2 | Loans | Personal | Strong
Financial risk
Credit quality exposure risk	135	1
Parent Entity | Credit risk | Performing - Stage 2 | Loans | Personal | Good/Satisfactory
Financial risk
Credit quality exposure risk	1,376	931
Parent Entity | Credit risk | Performing - Stage 2 | Loans | Personal | Weak
Financial risk
Credit quality exposure risk	449	680
Parent Entity | Credit risk | Performing - Stage 2 | Loans | Business
Financial risk
Credit quality exposure risk	20,935	7,575
Parent Entity | Credit risk | Performing - Stage 2 | Loans | Business | Strong
Financial risk
Credit quality exposure risk	1,761	123
Parent Entity | Credit risk | Performing - Stage 2 | Loans | Business | Good/Satisfactory
Financial risk
Credit quality exposure risk	13,275	3,455
Parent Entity | Credit risk | Performing - Stage 2 | Loans | Business | Weak
Financial risk
Credit quality exposure risk	5,899	3,997
Parent Entity | Credit risk | Performing - Stage 2 | Debt Securities
Financial risk
Credit quality exposure risk	324
Parent Entity | Credit risk | Performing - Stage 2 | Debt Securities | Strong
Financial risk
Credit quality exposure risk	324
Parent Entity | Credit risk | Performing - Stage 2 | Undrawn credit commitments
Financial risk
Credit quality exposure risk	7,654	2,376
Parent Entity | Credit risk | Performing - Stage 2 | Undrawn credit commitments | Strong
Financial risk
Credit quality exposure risk	2,111	317
Parent Entity | Credit risk | Performing - Stage 2 | Undrawn credit commitments | Good/Satisfactory
Financial risk
Credit quality exposure risk	4,117	1,122
Parent Entity | Credit risk | Performing - Stage 2 | Undrawn credit commitments | Weak
Financial risk
Credit quality exposure risk	1,426	937
Parent Entity | Credit risk | Non-performing - Stage 3
Financial risk
Credit quality exposure risk	10,293	6,249
Parent Entity | Credit risk | Non-performing - Stage 3 | Weak
Financial risk
Credit quality exposure risk	10,293	6,249
Parent Entity | Credit risk | Non-performing - Stage 3 | Loans | Housing
Financial risk
Credit quality exposure risk	7,195	4,076
Parent Entity | Credit risk | Non-performing - Stage 3 | Loans | Housing | Weak
Financial risk
Credit quality exposure risk	7,195	4,076
Parent Entity | Credit risk | Non-performing - Stage 3 | Loans | Personal
Financial risk
Credit quality exposure risk	329	334
Parent Entity | Credit risk | Non-performing - Stage 3 | Loans | Personal | Weak
Financial risk
Credit quality exposure risk	329	334
Parent Entity | Credit risk | Non-performing - Stage 3 | Loans | Business
Financial risk
Credit quality exposure risk	2,589	1,724
Parent Entity | Credit risk | Non-performing - Stage 3 | Loans | Business | Weak
Financial risk
Credit quality exposure risk	2,589	1,724
Parent Entity | Credit risk | Non-performing - Stage 3 | Undrawn credit commitments
Financial risk
Credit quality exposure risk	180	115
Parent Entity | Credit risk | Non-performing - Stage 3 | Undrawn credit commitments | Weak
Financial risk
Credit quality exposure risk	$ 180	$ 115